Equity Financings (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 05, 2025	Jun. 30, 2025	Jun. 26, 2025	Feb. 19, 2025	Apr. 23, 2024	Apr. 23, 2026	Apr. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Apr. 24, 2026
Class of Stock [Line Items]
Proceeds from the sale of equity								$ 12,900,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								0	0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								750	750
Series C Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding										0
Equity Line Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued new, shares									129,221
Proceeds from the sale of equity									$ 3,700,000
A T M Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares								98,043	130,879
Proceeds from the sale of equity								$ 900,000	$ 2,800,000
April 2024 SPA [Member]
Class of Stock [Line Items]
Proceeds from the sale of equity					$ 2,314,000
April 2024 SPA [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued new, shares					2,314
Stock converted, shares converted			192	140			447
April 2024 SPA [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares					9,552
April 2024 SPA [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued			4,484	4,326			11,069
Exchange Agreements [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock converted, shares converted	569
Exchange Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued	17,237
June 2025 SPA [Member]
Class of Stock [Line Items]
Proceeds from the sale of equity		$ 750,000
June 2025 SPA [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares		40,841
June 2025 SPA [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock converted, shares issued						216,525
June 2025 SPA [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued new, shares		750
June 2025 SPA [Member] | Series C Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock converted, shares converted						750
Series C Preferred Stock Issuance [Member]
Class of Stock [Line Items]
Warrants issued, shares								0	40,841
Equity Line Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Line of credit, maximum capacity		$ 50,000,000
Line of credit expiration date		Dec. 31, 2027